COLUMBIA FUNDS SERIES TRUST I

Columbia Asset Allocation Fund	Columbia Dividend Income Fund
Columbia Contrarian Core Fund	Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund	Columbia Liberty Fund

Columbia Small Cap Core Fund

(Each a “Fund” and together the “Funds”)

Supplement dated May 15, 2009 to the Statement of

Additional Information dated February 1, 2009

1.	The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby amended to add “Initial Public Offerings” to the chart and to check “Initial Public Offerings” as a permissible investment for each of the Funds.

2.	The following is inserted as a subsection in the section captioned “Permissible Investments and Related Risks”:

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Shareholders should retain this Supplement for future reference.

INT-50/14702-0509

COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

(the “Fund”)

Supplement dated May 15, 2009 to the Statement of Additional Information dated

January 1, 2009, as revised February 20, 2009

The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby amended to add “Initial Public Offerings” as a permissible investment for the Fund.

Shareholders should retain this Supplement for future reference.

INT-50/14601-0509

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Value Fund I

(the “Fund”)

Supplement dated May 15, 2009 to the Statement of Additional Information dated

November 1, 2008

1.	The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby amended to add “Initial Public Offerings” to the chart and to check “Initial Public Offerings” as a permissible investment for the Fund.

2.	The following is inserted as a subsection in the section captioned “Permissible Investments and Related Risks”:

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Shareholders should retain this Supplement for future reference.

INT-50/14801-0509

COLUMBIA FUNDS SERIES TRUST I

Columbia World Equity Fund

(the “Fund”)

Supplement dated May 15, 2009 to the

Statement of Additional Information, dated August 1, 2008, as revised September 30, 2008

1.	The chart captioned “Permissible Fund Investments” in the section captioned “Permissible Investments and Related Risks” is hereby amended to add “Initial Public Offerings” to the chart and to check “Initial Public Offerings” as a permissible investment for the Fund.

2.	The following is added as a subsection in the section captioned “Permissible Investments and Related Risks”:

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Shareholders should retain this Supplement for future reference.

INT-50/14905-0509